Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Trading Symbol	XBIO
Entity Registrant Name	Xenetic Biosciences, Inc.
Entity Central Index Key	0001534525
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	4,909,685
Current Reporting Status	Yes
Well known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Public Float		$ 9,500,000
Amendment Description	S1-A4 includes June 2016 financials